Related parties (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital held by him personally [Line Items]
Number of shares outstanding	59,200,000	60,500,000	60,600,000
Wages and salaries	$ 55,325,000	$ 52,644,000	$ 41,775,000
Pedro Aylwin [Member]
Disclosure of classes of share capital held by him personally [Line Items]
Wages and salaries	390,000	417,000	271,000
Other long-term employee benefits	$ 191,000	$ 130,000	$ 140,000
Juan Cristobal Pavez [Member]
Disclosure of classes of share capital held by him personally [Line Items]
Number of shares outstanding	97,156